CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Statement of changes in equity [abstract]
Issue cost of At-the-market equity financing		$ 3,754
Issue cost at unit financing	$ 3,502
Issue cost at private placement	1,174
Issue cost related to business combination	$ 65